Subsequent Events (Details)													1 Months Ended								9 Months Ended		12 Months Ended
		Dec. 15, 2022 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares shares	Dec. 02, 2022 $ / shares shares	Dec. 02, 2022 $ / shares shares	Nov. 21, 2022 USD ($) $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Oct. 15, 2022 $ / shares shares	Oct. 10, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) shares	Apr. 14, 2022	Mar. 04, 2022 USD ($)	Nov. 30, 2022	Nov. 23, 2022 $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 25, 2022 $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2021 shares	Nov. 22, 2022 shares	Aug. 14, 2022 USD ($) $ / shares	Dec. 31, 2020 shares	Dec. 31, 2016 USD ($)
Subsequent Events (Details) [Line Items]
Conversion price amount | $										$ 67,218
Conversion of convertible securities										64,843,850
Stockholder approval description																					On November 8, 2022, the Company entered into a Limited Consent and Amendment to the SPA (the “Fourth Amendment”), pursuant to which the parties agreed that (i) in no event will the effective conversion price of any interest or interest make-whole amount payable in shares of Class A Common Stock in respect of Bridge Notes issued or issuable under the SPA be lower than $0.21 per share of Class A Common Stock, and (ii) in order for the Company to make payment of any interest or interest make-whole amount in shares of Class A Common Stock, certain price and volume requirements must be met, namely that (x) the VWAP of the Class A Common Stock is not less than $0.21 per share on any trading day during the preceding seven trading day period, and (y) the total volume of the Class A Common Stock does not drop below $1,500 on any trading day during the same period (in each case, as adjusted for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions).
Aggregate principal amount | $		$ 10,000																			$ 56,207,000						$ 10,000
Common stock, shares authorized																					900,000,000
Aggregate principal amount | $																					$ 31,878
Bridge warrant exercises description													On November 30, 2022, December 1, 2022, and December 15, 2022, Purchasers exercised 8,559,863 Bridge Warrants using exercise prices of $0.28 to $0.23 per share into 8,559,863 shares of Class A Common Stock.
Exercise price per share | $ / shares		$ 0.23
Investors exercised | $ / shares		$ 3,516,480
Total grant		613,259	284,958
Grant value share price | $ / shares		$ 0.48	$ 0.37
Receiving annual base salary reduction, percentage		25.00%
Transaction costs | $		$ 9,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares authorized																					825,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount | $							$ 6,699
Conversion of convertible securities							11,496,868
Common stock, shares authorized																								900,000,000
Paid in cash | $																			$ 1,800,000
Interest, percentage															5.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction, percentage											25.00%
Number of reservations received for vehicles											14,000
Unpaid indications of interest											14,000
Paid in cash | $															$ 3,400,000
Interest, percentage															5.00%
Chief Executive Officer [Member]
Subsequent Events (Details) [Line Items]
Total grant		1,130,422
Grant value share price | $ / shares		$ 0.48
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction, percentage											25.00%
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Award granted per share | $ / shares								$ 0.5
Vesting, percentage														25.00%
Restricted Stock [Member]
Subsequent Events (Details) [Line Items]
Total grant		261,979
Grant value share price | $ / shares		$ 1.4
Two Zero Two One SI Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options granted														828,408
Two Zero Two One SI Plan [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Awards granted								1,393,616						14,812,214		1,379,310
Award granted per share | $ / shares														$ 330		$ 0.58
Vesting, percentage														25.00%
2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Total grant																					6,632,387
2021 SI Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share | $ / shares																			$ 5.32
Stock options to employees																			3,646,557
Minimum [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount | $																									$ 52,000
Lease, renewal term																							3 years
Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares				$ 0.89	$ 0.89
Maximum [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount | $																									$ 57,000
Lease, renewal term																							5 years
Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares				1,050,000.00	1,050,000.00
Contract Manufacturing and Supply Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Initial term period																		9 years
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage																25.00%
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage																37.50%
Share-Based Payment Arrangement, Tranche Three [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting, percentage																37.50%
Beverly Hills, California Flagship Store Lease [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Area of property | ft²																		13,000
Term of contract																		126 months
Rent fees first 12 months | $																		$ 1,534,000
Percent increase in rent fees each 12 months thereafter																		3.00%
Number of options to extend																		2
Lease, renewal term																		5 years
Notice period																		9 months
Tenant improvements | $																		$ 1,030,000
Letter of credit | $												$ 1,500,000
Renewal term												1 year
Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price amount | $									$ 4,012								$ 2,687
Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares						$ 0.89
Bridge Notes [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares				$ 0.23	0.23
Make Whole Amount [Member] | Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares						0.35
Make Whole Amount [Member] | Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares						$ 0.53
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares																									$ 2.69
Common stock, shares authorized																					750,000,000		750,000,000			750,000,000
CommonsStock share				32,316,966
Common stock shares		3,516,480
Total grant																				847,800
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities	[1]																					423,053	423,053
Class A Common Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share | $ / shares				$ 0.3	$ 0.3
Class A Common Stock [Member] | Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities									6,269,031								5,227,837
Conversion price per share | $ / shares							$ 0.51		$ 0.64								$ 0.51
Class A Common Stock [Member] | Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities						14,369,722
Class A Common Stock [Member] | Make Whole Amount [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities					107,628,677
Class A Common Stock [Member] | Make Whole Amount [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Subsequent Events (Details) [Line Items]
Conversion of convertible securities						26,910,917
New ATW Financing [Member] | Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount | $						$ 13,500

[1]	The shares of the Company’s common stock prior to the Business Combination (as defined in Note 1) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.